UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Dividend Income Fund (EVT)

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report February 28, 2015

Eaton Vance

Tax-Advantaged Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Performance1,2

Portfolio Managers Edward J. Perkin, CFA, John D. Crowley, Walter A. Row III, CFA, CMT, Michael A. Allison, CFA and John H. Croft, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2003	3.81%	13.01%	15.27%	7.62%
Fund at Market Price	—	5.42	15.16	14.87	7.69
Russell 1000 Value Index	—	3.48%	13.49%	15.51%	7.21%
BofA Merrill Lynch Fixed Rate Preferred Securities Index	—	4.46	11.92	8.22	2.89
Blend of 70% Russell 1000 Value Index	—	3.84	13.10	13.46	6.21
30% BofA Merrill Lynch Fixed Rate Preferred Securities Index

% Premium/Discount to NAV[3]
					–8.99%

Distributions[4]
Total Distributions per share for the period					$0.695
Distribution Rate at NAV					6.04%
Distribution Rate at Market Price					6.63%

% Total Leverage[5]
Borrowings					21.05%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Fund Profile

Country Allocation (% of total investments)

Common Stock Sector Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

Exxon Mobil Corp.	2.3%
JPMorgan Chase & Co.	2.0
Roche Holding AG PC	2.0
Wells Fargo & Co.	1.9
Merck & Co., Inc.	1.9
Walt Disney Co. (The)	1.8
Verizon Communications, Inc.	1.7
Citigroup, Inc.	1.6
Eli Lilly & Co.	1.5
Kroger Co. (The)	1.5
Total	18.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. BofA Merrill Lynch Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. BofA Merrill Lynch™ indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 88.3%

Security	Shares	Value

Aerospace & Defense — 2.1%
Honeywell International, Inc.	107,596	$11,058,717
United Technologies Corp.(1)	204,411	24,919,745

		$35,978,462

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.(1)	289,061	$21,477,232

		$21,477,232

Banks — 14.5%
Bank of America Corp.(1)	1,871,345	$29,585,964
Citigroup, Inc.(1)	645,959	33,861,171
JPMorgan Chase & Co.(1)	685,317	41,996,226
KeyCorp	1,050,576	14,634,524
Nordea Bank AB	1,134,000	15,289,076
PNC Financial Services Group, Inc. (The)(1)	209,429	19,259,091
Skandinaviska Enskilda Banken AB, Class A	1,222,000	15,417,939
Svenska Handelsbanken AB, Class A	322,000	16,207,566
Swedbank AB, Class A	603,000	15,695,638
Wells Fargo & Co.(1)	755,286	41,382,120

		$243,329,315

Capital Markets — 2.7%
Affiliated Managers Group, Inc.(1)(2)	126,404	$27,356,354
Invesco, Ltd.	432,439	17,414,318

		$44,770,672

Chemicals — 3.3%
Monsanto Co.	198,481	$23,903,067
PPG Industries, Inc.	51,017	12,008,382
Syngenta AG ADR	279,313	19,733,463

		$55,644,912

Communications Equipment — 2.0%
QUALCOMM, Inc.(1)	352,695	$25,573,914
Telefonaktiebolaget LM Ericsson, Class B	576,568	7,445,838

		$33,019,752

Consumer Finance — 0.9%
Discover Financial Services(1)	234,276	$14,286,150

		$14,286,150

Security	Shares	Value

Diversified Telecommunication Services — 2.3%
TeliaSonera AB	580,000	$3,683,290
Verizon Communications, Inc.(1)	711,504	35,183,873

		$38,867,163

Electric Utilities — 3.2%
Edison International(1)	363,023	$23,324,228
NextEra Energy, Inc.(1)	289,377	29,938,944

		$53,263,172

Electrical Equipment — 0.4%
Emerson Electric Co.	107,898	$6,249,452

		$6,249,452

Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	462,686	$11,289,538

		$11,289,538

Energy Equipment & Services — 0.4%
Halliburton Co.	145,570	$6,250,776

		$6,250,776

Food & Staples Retailing — 4.1%
CVS Health Corp.(1)	304,688	$31,647,943
Kroger Co. (The)(1)	450,195	32,031,374
Metro AG	126,000	4,214,781

		$67,894,098

Food Products — 2.1%
General Mills, Inc.	262,482	$14,118,907
Mondelez International, Inc., Class A(1)	573,371	21,177,458

		$35,296,365

Health Care Equipment & Supplies — 2.5%
Medtronic PLC(1)	322,017	$24,985,299
Stryker Corp.	180,789	17,129,758

		$42,115,057

Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises, Ltd.	134,872	$10,306,918

		$10,306,918

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 1.5%
General Electric Co.	800,615	$20,807,984
Siemens AG	35,000	3,912,421

		$24,720,405

Insurance — 4.8%
ACE, Ltd.(1)	242,806	$27,682,312
Aflac, Inc.	343,601	21,389,162
Prudential PLC	245,500	6,161,128
XL Group PLC	504,781	18,273,072
Zurich Insurance Group AG	22,000	7,035,798

		$80,541,472

Internet Software & Services — 1.8%
Google, Inc., Class C(1)(2)	52,602	$29,372,957

		$29,372,957

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	160,179	$20,823,270

		$20,823,270

Machinery — 0.4%
Trinity Industries, Inc.	221,249	$7,438,391

		$7,438,391

Media — 3.5%
CBS Corp., Class B	372,512	$22,015,459
Walt Disney Co. (The)(1)	358,741	37,337,764

		$59,353,223

Multi-Utilities — 2.7%
PG&E Corp.	404,504	$21,734,000
Sempra Energy(1)	221,605	23,977,661

		$45,711,661

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	142,794	$12,027,539
Chevron Corp.(1)	107,277	11,444,310
Devon Energy Corp.	179,758	11,071,295
Exxon Mobil Corp.(1)	545,310	48,281,748
Occidental Petroleum Corp.(1)	315,109	24,540,689
Phillips 66	175,229	13,748,467

		$121,114,048

Security	Shares	Value

Paper & Forest Products — 0.8%
International Paper Co.(1)	240,454	$13,564,010

		$13,564,010

Pharmaceuticals — 8.2%
Eli Lilly & Co.(1)	457,939	$32,133,580
Merck & Co., Inc.(1)	696,970	40,800,624
Pfizer, Inc.	334,753	11,488,723
Roche Holding AG PC(1)	153,760	41,897,966
Teva Pharmaceutical Industries, Ltd. ADR	193,455	11,030,804

		$137,351,697

Real Estate Investment Trusts (REITs) — 3.6%
Equity Residential(1)	281,324	$21,670,387
Public Storage, Inc.(1)	88,167	17,388,296
Simon Property Group, Inc.(1)	113,155	21,540,186

		$60,598,869

Road & Rail — 0.6%
CSX Corp.	302,442	$10,376,785

		$10,376,785

Software — 2.9%
Microsoft Corp.(1)	636,873	$27,926,881
Oracle Corp.	490,187	21,479,994

		$49,406,875

Specialty Retail — 2.6%
Buckle, Inc. (The)	130,000	$6,539,000
Home Depot, Inc. (The)(1)	207,810	23,846,198
TJX Cos., Inc. (The)	185,769	12,751,184

		$43,136,382

Tobacco — 3.4%
Altria Group, Inc.(1)	426,552	$24,010,612
Imperial Tobacco Group PLC	83,000	4,084,628
Reynolds American, Inc.(1)	383,531	29,002,614

		$57,097,854

Total Common Stocks (identified cost $1,215,230,439)		$1,480,646,933

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 25.6%

Security	Shares	Value

Banks — 12.6%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,713,865
Banco Santander (Mexico), SA, 5.95% to 1/30/19(3)(4)	1,270	1,351,265
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	4,520	4,433,173
Barclays Bank PLC, 8.25% to 12/15/18(3)	18,250	19,924,683
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	412,807	11,101,412
CoBank ACB, Series F, 6.25% to 10/1/22(3)	94,700	9,762,983
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,430,888
Farm Credit Bank of Texas, Series 1, 10.00%	8,678	10,847,500
First Tennessee Bank, 3.75%(4)(5)	4,660	3,399,179
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(3)(4)	4,737	7,247,730
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	7,841	7,843,197
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	4,566	4,702,409
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	5,113	5,271,230
JPMorgan Chase & Co., Series Y, 6.125% to 12/31/49	219,700	5,518,864
KeyCorp, Series A, 7.75%	81,279	10,602,846
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	3,310	3,793,844
Northern Trust Corp., Series C, 5.85%	153,625	3,934,720
Regions Financial Corp., Series A, 6.375%	471,632	11,837,963
Royal Bank of Scotland Group PLC, Series S, 6.60%	450,203	11,412,646
Societe Generale, 7.875% to 12/18/23(3)(4)	273	281,855
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	13,597	9,063,116
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,200,311
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	50,429	1,425,250
Texas Capital Bancshares, Inc., 6.50%	274,290	6,720,105
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,172,790
Webster Financial Corp., Series E, 6.40%	286,495	7,165,956
Wells Fargo & Co., Series L, 7.50%	10,588	12,837,527
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	343,260	8,898,157
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	7,234	7,016,297
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	4,120	4,549,872

		$211,461,633

Capital Markets — 2.4%
Affiliated Managers Group, Inc., 6.375%	282,688	$7,392,998
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	4,331,430
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	349,225	8,709,671
Morgan Stanley, Series G, 6.625%	507,393	13,227,736
State Street Corp., Series D, 5.90% to 3/15/24(3)	253,695	6,789,512

		$40,451,347

Security	Shares	Value

Consumer Finance — 1.5%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	150,267	$3,982,451
Capital One Financial Corp., Series B, 6.00%	593,826	14,922,847
Discover Financial Services, Series B, 6.50%	245,744	6,414,533

		$25,319,831

Diversified Financial Services — 1.6%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	50.05	$5,653,738
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	11,713,962
RBS Capital Funding Trust VII, Series G, 6.08%	395,086	9,821,838

		$27,189,538

Electric Utilities — 1.7%
AES Gener SA, 8.375% to 6/18/19(3)(4)	7,010	$7,796,629
Electricite de France SA, 5.25% to 1/29/23(3)(4)	2,950	3,148,572
Entergy Arkansas, Inc., 6.45%	308,409	7,796,981
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,838,656
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	300,395	7,276,318

		$28,857,156

Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	94,450	$9,861,175
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,364,196

		$15,225,371

Insurance — 1.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,818,831
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,371,390
Endurance Specialty Holdings, Ltd., Series B, 7.50%	92,875	2,456,544
Montpelier Re Holdings, Ltd., 8.875%	301,613	8,306,422

		$20,153,999

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	644,724	$16,809,567

		$16,809,567

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	119,047	$2,977,365

		$2,977,365

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pipelines — 0.5%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,458,285

		$7,458,285

Real Estate Investment Trusts (REITs) — 1.1%
American Realty Capital Properties, Inc., Series F, 6.70%	149,751	$3,531,129
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	4,975,626
Chesapeake Lodging Trust, Series A, 7.75%	16,378	434,508
DDR Corp., Series J, 6.50%	250,000	6,535,000
DDR Corp., Series K, 6.25%	129,500	3,355,669

		$18,831,932

Thrifts & Mortgage Finance — 0.9%
Elmira Savings Bank, 8.998% to 12/31/17(3)	4,750	$4,512,500
EverBank Financial Corp., Series A, 6.75%	391,931	9,984,442

		$14,496,942

Total Preferred Stocks (identified cost $409,728,419)		$429,232,966

Corporate Bonds & Notes — 10.6%

Security	Principal Amount (000’s omitted)	Value

Banks — 4.3%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(3)(4)	$2,730	$2,306,850
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	9,177	8,302,432
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	12,885	13,596,033
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	16,311	16,211,503
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	10,980	11,130,975
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	2,846	3,872,353
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	11,828	12,596,820
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	5,100	4,156,500

		$72,173,466

Chemicals — 0.2%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,435,187

		$2,435,187

Diversified Financial Services — 0.8%
Leucadia National Corp., 6.625%, 10/23/43	$7,238	$7,177,736
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	6,870	6,200,175

		$13,377,911

Security	Principal Amount (000’s omitted)	Value

Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,773,732

		$8,773,732

Electric Utilities — 1.9%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$11,100	$13,603,339
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	18,510	18,287,306

		$31,890,645

Insurance — 2.1%
Genworth Holdings, Inc., 7.625%, 9/24/21	$2,563	$2,702,391
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	4,575	7,658,550
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	6,719	7,433,875
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	18,845	16,630,713

		$34,425,529

Oil, Gas & Consumable Fuels — 0.4%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$11,599	$6,437,445

		$6,437,445

Pipelines — 0.4%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$8,706	$7,030,095

		$7,030,095

Total Corporate Bonds & Notes (identified cost $172,474,242)		$176,544,010

Exchange-Traded Funds — 1.6%

Security	Shares	Value

Equity Funds — 1.6%
iShares U.S. Preferred Stock ETF	665,000	$26,706,400

Total Exchange-Traded Funds (identified cost $26,509,381)		$26,706,400

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$17,110	$17,109,574

Total Short-Term Investments (identified cost $17,109,574)		$17,109,574

Total Investments — 127.1% (identified cost $1,841,052,055)		$2,130,239,883

Other Assets, Less Liabilities — (27.1)%		$(453,795,076)

Net Assets — 100.0%		$1,676,444,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $148,941,468 or 8.9% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2015.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2015, the aggregate value of these securities is $12,596,820 or 0.8% of the Fund’s net assets.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	81.4%	$1,734,676,618
Switzerland	4.0	84,878,730
Sweden	3.5	73,739,347
United Kingdom	2.9	61,687,775
Ireland	1.6	34,903,785
France	1.6	33,495,633
Germany	0.9	19,258,177
Netherlands	0.9	18,595,570
Brazil	0.8	17,046,727
Italy	0.6	13,603,339
Israel	0.5	11,030,804
Bermuda	0.4	8,306,422
Chile	0.4	7,796,629
Australia	0.3	7,433,875
China	0.1	2,435,187
Mexico	0.1	1,351,265

Total Investments	100.0%	$2,130,239,883

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $1,823,942,481)	$2,113,130,309
Affiliated investment, at value (identified cost, $17,109,574)	17,109,574
Cash	90,367
Foreign currency, at value (identified cost, $49)	41
Dividends and interest receivable	8,002,948
Interest receivable from affiliated investment	2,604
Receivable for investments sold	6,150,784
Receivable for open forward foreign currency exchange contracts	280,859
Tax reclaims receivable	4,826,208
Total assets	$2,149,593,694

Liabilities
Notes payable	$447,000,000
Payable for investments purchased	24,155,557
Payable for open forward foreign currency exchange contracts	453,588
Payable to affiliate:
Investment adviser fee	1,366,026
Accrued expenses	173,716
Total liabilities	$473,148,887
Net Assets	$1,676,444,807

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 72,835,900 shares issued and outstanding	$728,359
Additional paid-in capital	1,382,213,413
Accumulated net realized gain	7,761,460
Accumulated distributions in excess of net investment income	(3,492,103)
Net unrealized appreciation	289,233,678
Net Assets	$1,676,444,807

Net Asset Value
($1,676,444,807 ÷ 72,835,900 common shares issued and outstanding)	$23.02

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $195,033)	$30,977,722
Interest	6,199,634
Interest income allocated from affiliated investment	17,021
Expenses allocated from affiliated investment	(1,805)
Total investment income	$37,192,572

Expenses
Investment adviser fee	$8,748,250
Trustees’ fees and expenses	34,000
Custodian fee	249,585
Transfer and dividend disbursing agent fees	9,309
Legal and accounting services	46,990
Printing and postage	90,140
Interest expense and fees	1,710,145
Miscellaneous	84,645
Total expenses	$10,973,064
Deduct —
Reduction of custodian fee	$34
Total expense reductions	$34

Net expenses	$10,973,030

Net investment income	$26,219,542

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$79,035,479
Investment transactions allocated from affiliated investment	173
Proceeds from securities litigation settlements	531,442
Foreign currency and forward foreign currency exchange contract transactions	55,238
Net realized gain	$79,622,332
Change in unrealized appreciation (depreciation) —
Investments	$(49,714,653)
Foreign currency and forward foreign currency exchange contracts	(249,391)
Net change in unrealized appreciation (depreciation)	$(49,964,044)

Net realized and unrealized gain	$29,658,288

Net increase in net assets from operations	$55,877,830

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment income	$26,219,542	$104,099,749
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions and proceeds from securities litigation settlements	79,622,332	158,434,899
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(49,964,044)	85,000,253
Net increase in net assets from operations	$55,877,830	$347,534,901
Distributions to shareholders —
From net investment income	$(50,606,383)	$(96,376,462)
Total distributions	$(50,606,383)	$(96,376,462)

Net increase in net assets	$5,271,447	$251,158,439

Net Assets
At beginning of period	$1,671,173,360	$1,420,014,921
At end of period	$1,676,444,807	$1,671,173,360

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,492,103)	$20,894,738

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended February 28, 2015
Net increase in net assets from operations	$55,877,830
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,209,449,973)
Investments sold	1,207,766,874
Decrease in short-term investments, net	22,559,219
Net amortization/accretion of premium (discount)	34,644
Decrease in dividends and interest receivable	136,924
Decrease in interest receivable from affiliated investment	390
Increase in receivable for open forward foreign currency exchange contracts	(280,859)
Decrease in tax reclaims receivable	140,704
Increase in payable for open forward foreign currency exchange contracts	453,588
Decrease in payable to affiliate for investment adviser fee	(129,243)
Decrease in accrued expenses	(349,295)
Net change in unrealized (appreciation) depreciation from investments	49,714,653
Net realized gain from investments	(79,035,479)
Net cash provided by operating activities	$47,439,977

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(50,606,383)
Proceeds from notes payable	447,000,000
Repayment of notes payable	(447,000,000)
Net cash used in financing activities	$(50,606,383)

Net decrease in cash*	$(3,166,406)

Cash at beginning of period(1)	$3,256,814

Cash at end of period(1)	$90,408

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$1,981,640

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $111,084.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Financial Highlights

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012	2011		2010
Net asset value — Beginning of period	$22.940		$19.500		$18.300	$16.780	$15.950		$15.320

Income (Loss) From Operations
Net investment income(1)	$0.360		$1.429	(2)	$1.389	$1.202	$1.354	(3)	$1.331
Net realized and unrealized gain	0.415		3.334		1.101	1.608	0.766		0.589

Total income from operations	$0.775		$4.763		$2.490	$2.810	$2.120		$1.920

Less Distributions
From net investment income	$(0.695)		$(1.323)		$(1.290)	$(1.290)	$(1.290)		$(1.290)

Total distributions	$(0.695)		$(1.323)		$(1.290)	$(1.290)	$(1.290)		$(1.290)

Net asset value — End of period	$23.020		$22.940		$19.500	$18.300	$16.780		$15.950

Market value — End of period	$20.950		$20.560		$17.630	$16.600	$15.160		$14.750

Total Investment Return on Net Asset Value(4)	3.81	%(5)	25.90%		14.45%	18.42%	13.58%		13.25%

Total Investment Return on Market Value(4)	5.42	%(5)	24.80%		14.09%	18.87%	10.96%		15.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,676,445		$1,671,173		$1,420,015	$1,332,627	$1,222,187		$1,161,717
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.14	%(7)	1.15%		1.19%	1.23%	1.13%		1.04%
Interest and fee expense	0.21	%(7)	0.22%		0.30%	0.45%	0.36%		0.39%
Total expenses(6)	1.35	%(7)	1.37%		1.49%	1.68%	1.49%		1.43%
Net investment income	3.22	%(7)	6.63	%(2)	7.14%	6.93%	7.47	%(3)	8.09%
Portfolio Turnover	59	%(5)	68%		84%	94%	86%		117%
Senior Securities:
Total notes payable outstanding (in 000’s)	$447,000		$447,000		$447,000	$447,000	$447,000		$340,000
Asset coverage per $1,000 of notes payable(8)	$4,750		$4,739		$4,177	$3,981	$3,734		$4,417

(1)	Computed using average common shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.501 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.30%.

(3)

Net investment income per share reflects special dividends which amounted to $0.191 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.41%.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

15

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.

16

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $50,826,719 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on August 31, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at August 31, 2014, the Fund had a net capital loss of $20,833,378 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,840,945,125

Gross unrealized appreciation	$316,694,676
Gross unrealized depreciation	(27,399,918)

Net unrealized appreciation	$289,294,758

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates as daily gross assets exceed $3 billion and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended February 28, 2015, the Fund’s investment adviser fee amounted to $8,748,250 or 0.85% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,231,245,278 and $1,212,872,794, respectively, for the six months ended February 28, 2015.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended February 28, 2015 and the year ended August 31, 2014.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended February 28, 2015 and the year ended August 31, 2014.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

17

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/31/15	British Pound Sterling 920,000	United States Dollar 1,429,637	Citibank, N.A.	$9,568	$—	$9,568
3/31/15	British Pound Sterling 910,097	United States Dollar 1,412,880	Standard Chartered Bank	8,097	—	8,097
3/31/15	British Pound Sterling 920,000	United States Dollar 1,428,346	State Street Bank and Trust Company	8,277	—	8,277
3/31/15	Euro 2,350,000	United States Dollar 2,670,352	Citibank, N.A.	39,756	—	39,756
3/31/15	Euro 2,354,674	United States Dollar 2,675,793	Standard Chartered Bank	39,964	—	39,964
3/31/15	Euro 2,350,000	United States Dollar 2,670,039	State Street Bank and Trust Company	39,443	—	39,443
3/31/15	Swedish Krona 182,320,000	United States Dollar 21,682,014	Citibank, N.A.	—	(192,641)	(192,641)
3/31/15	Swedish Krona 182,320,000	United States Dollar 21,723,022	Standard Chartered Bank	—	(151,633)	(151,633)
3/31/15	Swedish Krona 182,322,000	United States Dollar 21,765,581	State Street Bank and Trust Company	—	(109,314)	(109,314)
3/31/15	Swiss Franc 8,240,000	United States Dollar 8,698,406	Citibank, N.A.	45,716	—	45,716
3/31/15	Swiss Franc 8,240,000	United States Dollar 8,700,518	Standard Chartered Bank	47,828	—	47,828
3/31/15	Swiss Franc 8,238,200	United States Dollar 8,693,010	State Street Bank and Trust Company	42,210	—	42,210

				$280,859	$(453,588)	$(172,729)

At February 28, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $453,588. At February 28, 2015, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the

18

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at February 28, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$280,859	(1)	$(453,588	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of February 28, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$95,040	$(95,040)	$—	$—	$—
Standard Chartered Bank	95,889	(95,889)	—	—	—
State Street Bank and Trust Company	89,930	(89,930)	—	—	—

	$280,859	$(280,859)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(192,641)	$95,040	$—	$—	$(97,601)
Standard Chartered Bank	(151,633)	95,889	—	—	(55,744)
State Street Bank and Trust Company	(109,314)	89,930	—	—	(19,384)

	$(453,588)	$280,859	$—	$—	$(172,729)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

19

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended February 28, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$319,845	(1)	$(172,729	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended February 28, 2015, which is indicative of the volume of this derivative type, was approximately $27,457,000.

7  Committed Facility Agreement

Effective November 7, 2014, the Fund entered into a Committed Facility Agreement (the Agreement) with a major financial institution that allows it to borrow up to $558 million over a rolling 360 calendar day period. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.35% per annum on the unused portion of the commitment if outstanding borrowings are less than 80% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. Prior to November 7, 2014, the Fund had a Committed Facility Agreement with another major financial institution to borrow up to $525 million. Under the terms of such agreement, the Fund was charged interest at a rate above 1-month LIBOR and was payable monthly. The Fund was charged a commitment fee of 0.25% per annum on the unused portion of the commitment if outstanding borrowings were less than 85% of the borrowing limit. At February 28, 2015, the Fund had borrowings outstanding under the Agreement of $447 million at an interest rate of 0.77%. The carrying amount of the borrowings at February 28, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2015. For the six months ended February 28, 2015, the average borrowings under the agreements and the average interest rate (excluding fees) were $447 million and 0.77%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$112,796,523	$—	$—	$112,796,523
Consumer Staples	151,988,908	8,299,409	—	160,288,317
Energy	127,364,824	—	—	127,364,824
Financials	367,719,333	75,807,145	—	443,526,478
Health Care	158,392,058	41,897,966	—	200,290,024
Industrials	102,328,306	3,912,421	—	106,240,727
Information Technology	115,643,284	7,445,838	—	123,089,122
Materials	69,208,922	—	—	69,208,922
Telecommunication Services	35,183,873	3,683,290	—	38,867,163
Utilities	98,974,833	—	—	98,974,833

Total Common Stocks	$1,339,600,864	$141,046,069 *	$—	$1,480,646,933

Preferred Stocks
Consumer Staples	$—	$15,225,371	$—	$15,225,371
Energy	—	7,458,285	—	7,458,285
Financials	133,971,715	223,933,507	—	357,905,222
Industrials	—	16,809,567	—	16,809,567
Utilities	2,977,365	28,857,156	—	31,834,521

Total Preferred Stocks	$136,949,080	$292,283,886	$—	$429,232,966

Corporate Bonds & Notes	$—	$176,544,010	$—	$176,544,010
Exchange-Traded Funds	26,706,400	—	—	26,706,400
Short-Term Investments	—	17,109,574	—	17,109,574

Total Investments	$1,503,256,344	$626,983,539	$—	$2,130,239,883

Forward Foreign Currency Exchange Contracts	$—	$280,859	$—	$280,859

Total	$1,503,256,344	$627,264,398	$—	$2,130,520,742

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(453,588)	$—	$(453,588)

Total	$—	$(453,588)	$—	$(453,588)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Dividend Income Fund

Walter A. Row, III

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of February 28, 2015, Fund records indicate that there are 72 registered shareholders and approximately 56,769 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVT.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7734 2.28.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: April 13, 2015